Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 25,920	$ 3,628	$ 1,291
Certificate of deposit	12,227	12,112
Accounts receivable	1,248	962	60
Deferred compensation			20
Prepaids and other current assets	829	633	22
Total current assets	40,224	17,335	1,393
Property and equipment:
Equipment	1,902	1,692	1,531
Leasehold improvements	547	547	547
Accumulated depreciation	(1,122)	(1,021)	(609)
Property and equipment, net	1,327	1,218	1,469
Intangible assets		4	7
Right of use asset - operating	1,078	836	962
Other assets	24	17
Total assets	42,653	19,406	3,844
Current liabilities:
Accounts payable	273	361	317
Accrued expenses and other current liabilities	306	206	181
Lease liability – operating, current portion	189	138	129
Total current liabilities	768	705	627
Lease liability - operating, long-term portion	992	803	941
Total liabilities	1,760	1,508	1,568
Commitments and contingencies
Stockholders’ equity:
Preferred stock, value
Common stock, value	2	2	1
Additional paid-in capital	59,030	34,542	15,899
Accumulated deficit	(18,139)	(16,646)	(13,624)
Total stockholders’ equity	40,893	17,898	2,276
Total liabilities and stockholders’ equity	42,653	19,406	3,844
As Previously Reported
Property and equipment:
Other assets		13	$ 13
Stockholders’ equity:
Total stockholders’ equity	$ 40,893	$ 17,898